Equity - Unrealised gains (losses) from financial assets measured at fair value through other comprehensive income (Detail)	9 Months Ended
Sep. 30, 2019 USD ($)
Disclosure Of Equity [abstract]
Balance at January 1
Equity instruments	(9,046)
Balance at September 30	$ (9,046)